July 3, 2012

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Research Growth Fund, Inc.
 1933 Act File No.: 2-33733
 1940 Act File No.: 811-1899
 CIK No.: 0000030162

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 67 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 27, 2012.

Please address any comments or questions to my attention at 212-922-8023.

Sincerely,

/s/ Kara Dooley
Kara Dooley
Paralegal